Business Acquisitions	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Business Acquisitions
Business Acquisitions

Acquisitions in 2014

There were no business acquisitions in the year ended December 31, 2014.

Acquisitions in 2013

Acquisition of Songa Eclipse

On November 15, 2012 a subsidiary of the Company entered into an agreement with Songa Eclipse Ltd to acquire the ultra-deepwater semi-submersible drilling rig, "Songa Eclipse" for cash consideration of $590 million. The cash consideration also included the acquisition of the drilling contract with Total Offshore Angola that is fixed and ended December 2013 with three one year options to extend the contract. This acquisition is in line with our strategy of building a modern fleet through selective acquisitions and organic growth giving us an increased exposure to the ultra-deepwater market. A prepayment of $59 million was made before the end of 2012 and the physical delivery and final payment took place on January 3, 2013, which was considered to be the acquisition date. This purchase was considered to constitute a business combination for accounting purposes.

The drilling unit has been valued at fair value separately from the attached drilling contract. Drilling unit valuations are derived from the assessment of a variety of valuation techniques and inputs.  These include assessing comparable market transactions and considering implied earnings multiples, replacement values and current construction costs to arrive an estimated fair value.

The fair value of the attached drilling contract has been assessed separately.  The contract was valued using an 'excess earnings' technique where the terms of the contract are assessed relative to current market conditions. The value of the contract related intangible was determined by means of calculating the incremental or decremental cash flows arising over the life of the contract compared with a contract with terms at prevailing market rates.  An estimate of prevailing market rates was obtained from independent brokers and cross checked against the Company’s own view on prevailing market rates.

The unfavorable contract acquired is amortized over the estimated length of the contract, including extension periods, and is presented in the Statement of Operations within other revenues. Subsequent to the acquisition, the drilling rig has been renamed the West Eclipse.

The fair values of net assets acquired were as follows:

(In US$ millions)	January 3, 2013

Fair value of net assets acquired:
Drilling units	698
Unfavorable contract – Other current liabilities	(27)
Unfavorable contract – Other non-current liabilities	(81)
Net assets acquired	590

Fair value of consideration	590

In the Consolidated Statement of Operations $194 million of West Eclipse revenue and a net income of $42 million have been included since the acquisition date up until December 31, 2013.

Consolidation of Asia Offshore Drilling Ltd (AOD)

On March 25, 2013, we and the other major shareholder in AOD, Mermaid Maritime Plc, signed a shareholder resolution that changed the board of directors composition in favor of the Company. Based on this change as of March 25, 2013 we obtained control of the board of directors and also own 66.18% of the outstanding shares. As a result of obtaining control, we have consolidated the results and financial position of AOD from this date. This event is considered to constitute a business combination achieved in stages in accordance with US GAAP. This acquisition is in line with our strategy of building a modern fleet through selective acquisitions and organic growth giving us an increased exposure to the high specification jack-up market.

The drilling unit has been valued at fair value separately from the attached drilling contract. Drilling unit valuations are derived from the assessment of a variety of valuation techniques and inputs.  These include assessing comparable market transactions and considering implied earnings multiples, replacement values and current construction costs to arrive at an estimated fair value. For newbuilds we have made an estimation of the remaining contractual payments for newbuilds under construction.

The fair value of the attached drilling contract has been assessed separately.  The contract was valued using an 'excess earnings' technique where the terms of the contract are assessed relative to current market conditions. The value of the contract related intangible was determined by means of calculating the incremental or decremental cash flows arising over the life of the contract compared with a contract with terms at prevailing market rates. The contract was deemed to be at prevailing market rates and as such no intangible asset or liability was recognized.

The estimated fair value of the non-controlling interest and the previously held equity investment have been determined based on the quoted share price for AOD at the time of the acquisition.

The fair values of net assets acquired, the remeasurement of our previously held equity interest, measurement of the non-controlling interest and associated bargain purchase gain are as follows:

(In US$ millions)	March 25, 2013

Cash and cash equivalents	1
Current assets	1
Drilling units	633
Non-current assets	633
Construction obligation	(316)
Other current liabilities	(8)
Current liabilities	(324)
Non-current liabilities	—
Net assets acquired	310

Net book value of equity investment	185
Fair value of previously held equity investment	195
Gain on re-measurement of previously held equity investment	10

Fair value of establishment of non-controlling interest	100

Bargain purchase
Fair value of establishment of non-controlling interest	100
Fair value of previously held equity investment	195
Total	295

Net assets acquired	310
Gain on bargain purchase	15

The Company recognized a bargain purchase gain on this acquisition as a result of the market capitalization of AOD being lower than the net assets at the time of acquisition.

In the consolidated statement of operations $75 million of AOD revenue and a net income of $37 million have been included since the acquisition date up until December 31, 2013.

Consolidation of Sevan Drilling ASA

On June 26 and 27, 2013 we entered into arrangements to purchase an additional 120,065,464 shares in Sevan Drilling ASA ("Sevan") at an average price of NOK 3.9311, for a total of $78 million. This transaction was settled on July 2, 2013. The increased interest in Sevan allows us to expand our fleet of deepwater drilling units. Following these additional share acquisitions we obtained control of 50.1% of the total outstanding shares of Sevan through direct ownership and our existing interest in forward share purchase agreements which result in a controlling financial interest under US GAAP. As a result of obtaining a controlling financial interest, we have consolidated the results and financial position of Sevan from July 2, 2013 which has been determined to be the acquisition date. The acquisition is considered to constitute a business combination achieved in stages.

The drilling unit has been valued at fair value separately from the attached drilling contract. Drilling unit valuations are derived from the assessment of a variety of valuation techniques and inputs.  These include assessing comparable market transactions and considering implied earnings multiples, replacement values and current construction costs to arrive at an estimated fair value.

The fair value of any attached drilling contracts has been assessed separately.  The contracts were valued using an 'excess earnings' technique where the terms of the contract are assessed relative to current market conditions. The values of the contract related intangibles were determined by means of calculating the incremental or decremental cash flows arising over the life of the contracts compared with contracts with terms at prevailing market rates.  An estimate of prevailing market rates was obtained from independent brokers and cross checked against the Company’s own view on prevailing market rates.

The unfavorable contracts for Sevan Driller and Sevan Brasil are amortized over the remaining contract periods resulting in approximately $20 million per quarter in total. The unfavorable contract for Sevan Louisiana will start amortizing when the contract commences with approximately $1 million per quarter for the fixed contract period.

The fair value of the non-controlling interest and the previously held equity investment have been determined based on the quoted share price for Sevan at the time of the acquisition. Additionally the Company recognized a gain of $8 million as a result of measuring at fair value its 29.9% equity interest in Sevan Drilling held before obtaining a controlling financial interest. The gain is reported as a separate line "Gain on re-measurement of previously held equity interest" in the consolidated statement of operations.

The fair value of trade and other receivables is $49 million and includes trade receivables with a fair value of $24 million. This amount is also the gross contractual amount for trade receivables. All other assets and liabilities book values have been estimated to equal fair values at the date of acquisition.

The Company recognized a bargain purchase gain of $17 million as a result of this acquisition. The gain is reported as a separate line "Gain on bargain purchase" in the consolidated statement of operations. The bargain purchase gain is a result of the market capitalization of Sevan Drilling being lower than the net assets at the time of the acquisition.

In the consolidated statement of operations $169 million of Sevan revenue and a net income of $31 million have been included since the acquisition date up until December 31, 2013.

The fair values of net assets acquired including the remeasurement of our previously held equity interest, measurement of the non-controlling interest and associated bargain purchase gain are as follows:

(In US$ millions)	July 2, 2013

Cash and cash equivalents	54
Restricted cash	63
Trade and other receivables	49
Current assets	166
Drilling units	1,246
Newbuildings	1,227
Deferred income tax asset	76
Valuation allowance income tax asset	(76)
Other non-current assets	1
Non-current assets	2,474
Total assets	2,640

Current portion of long-term debt	(112)
Trade and other payables	(115)
Construction obligation	(923)
Unfavorable contracts	(79)
Other current liabilities	(26)
Current liabilities	(1,255)
Long-term interest bearing debt	(703)
Unfavorable contracts	(257)
Other non-current liabilities	(16)
Non-current liabilities	(976)
Total liabilities	(2,231)
Net assets acquired	409

Net book value of equity investment	109
Fair value of previously held equity investment	117
Gain on re-measurement of previously held equity investment	8

Fair value of establishment of non-controlling interest	197

Bargain purchase
Fair value of consideration transferred	78
Fair value of establishment of non-controlling interest	197
Fair value of previously held equity investment	117
Total	392

Net assets acquired	409
Gain on bargain purchase	17

As a result of our increased ownership interests in Sevan during the quarter, we were required to make a mandatory offer in accordance with the Oslo Stock Exchange rules for the remaining outstanding shares in Sevan for NOK 3.95. This mandatory offer period expired on August 23, 2013. As a result of the offer, we obtained an additional 47,394 shares, bringing our total interest in Sevan to 297,941,358 shares, or 50.11% of the total outstanding shares.

Acquisitions in 2012

There were no business acquisitions in the year ended December 31, 2012.